Subsidiary guarantee information (Details 3) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010
Assets (CHF million)
Cash and due from banks	99,038	89,449	110,573	68,073
Interest-bearing deposits with banks	2,328	2,570	2,272	1,940
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	226,864	192,068	236,963	200,091
Securities received as collateral	30,191	33,761	30,191	32,057
Trading assets	284,058	300,597	279,553	302,626
Investment securities	5,326	5,604	5,160	5,550
Other investments	12,773	12,294	13,226	14,086
Net loans	239,164	231,696	233,413	220,030
Premises and equipment	6,846	6,878	7,193	6,651
Goodwill	8,665	8,333	8,591	7,908
Other intangible assets	278	260	288	281
Brokerage receivables	50,411	42,801	43,446	40,845
Other assets	77,513	73,709	78,296	76,785
Total assets	1,043,455	1,000,020	1,049,165	976,923
Liabilities and equity (CHF million)
Due to banks	41,325	39,035	40,147	41,987
Customer deposits	312,683	304,943	313,401	286,455
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	189,266	167,457	176,559	142,245
Obligation to return securities received as collateral	30,191	33,761	30,191	32,057
Trading liabilities	115,782	114,500	127,760	120,452
Short-term borrowings	19,184	16,331	26,116	20,373
Long-term debt	154,838	155,631	162,655	164,159
Brokerage payables	75,822	67,569	68,034	67,315
Other liabilities	62,259	59,929	63,217	61,573
Total liabilities	1,001,350	959,156	1,008,080	936,616
Total shareholders' equity	34,774	33,585	33,674	31,216
Noncontrolling interests	7,331	7,279	7,411	9,091
Total equity	42,105	40,864	41,085	40,307	43,288	43,015
Total liabilities and equity	1,043,455	1,000,020	1,049,165	976,923
Credit Suisse (USA), Inc - Consolidated
Assets (CHF million)
Cash and due from banks	4,046		3,698
Interest-bearing deposits with banks	88		87
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	160,898		153,625
Securities received as collateral	32,777		34,189
Trading assets	107,575		91,458
Investment securities	0		0
Other investments	6,641		6,719
Net loans	22,694		24,658
Premises and equipment	1,101		1,110
Goodwill	601		597
Other intangible assets	101		112
Brokerage receivables	18,817		17,951
Other assets	16,598		16,114
Total assets	371,937		350,318
Liabilities and equity (CHF million)
Due to banks	308		92
Customer deposits	1		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	168,711		151,655
Obligation to return securities received as collateral	32,777		34,189
Trading liabilities	27,850		29,291
Short-term borrowings	17,360		15,881
Long-term debt	36,398		40,029
Brokerage payables	55,137		47,847
Other liabilities	12,721		10,124
Total liabilities	351,263		329,108
Total shareholders' equity	16,173		16,979
Noncontrolling interests	4,501		4,231
Total equity	20,674		21,210
Total liabilities and equity	371,937		350,318
Bank parent company and other subsidiaries
Assets (CHF million)
Cash and due from banks	95,704		107,526
Interest-bearing deposits with banks	4,170		4,106
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	65,957		83,310
Securities received as collateral	(2,586)		(3,998)
Trading assets	176,667		188,290
Investment securities	3,674		3,652
Other investments	5,829		6,196
Net loans	201,910		194,776
Premises and equipment	5,541		5,880
Goodwill	7,173		7,103
Other intangible assets	177		168
Brokerage receivables	31,593		25,494
Other assets	60,776		61,966
Total assets	656,585		684,469
Liabilities and equity (CHF million)
Due to banks	40,717		39,985
Customer deposits	302,791		304,130
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	20,555		24,904
Obligation to return securities received as collateral	(2,586)		(3,998)
Trading liabilities	88,002		98,518
Short-term borrowings	1,824		10,235
Long-term debt	117,464		121,324
Brokerage payables	20,685		20,187
Other liabilities	48,936		52,043
Total liabilities	638,388		667,328
Total shareholders' equity	13,611		12,424
Noncontrolling interests	4,586		4,717
Total equity	18,197		17,141
Total liabilities and equity	656,585		684,469
Bank
Assets (CHF million)
Cash and due from banks	99,750		111,224
Interest-bearing deposits with banks	4,258		4,193
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	226,855		236,935
Securities received as collateral	30,191		30,191
Trading assets	284,242		279,748
Investment securities	3,674		3,652
Other investments	12,470		12,915
Net loans	224,604		219,434
Premises and equipment	6,642		6,990
Goodwill	7,774		7,700
Other intangible assets	278		280
Brokerage receivables	50,410		43,445
Other assets	77,374		78,080
Total assets	1,028,522		1,034,787
Liabilities and equity (CHF million)
Due to banks	41,025		40,077
Customer deposits	302,792		304,130
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	189,266		176,559
Obligation to return securities received as collateral	30,191		30,191
Trading liabilities	115,852		127,809
Short-term borrowings	19,184		26,116
Long-term debt	153,862		161,353
Brokerage payables	75,822		68,034
Other liabilities	61,657		62,167
Total liabilities	989,651		996,436
Total shareholders' equity	29,784		29,403
Noncontrolling interests	9,087		8,948
Total equity	38,871		38,351
Total liabilities and equity	1,028,522		1,034,787
Group parent company
Assets (CHF million)
Cash and due from banks	66		13
Interest-bearing deposits with banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	0		0
Other investments	34,694		34,137
Net loans	4,901		5,603
Premises and equipment	0		0
Goodwill	0		0
Other intangible assets	0		0
Brokerage receivables	0		0
Other assets	216		190
Total assets	39,877		39,943
Liabilities and equity (CHF million)
Due to banks	4,194		4,697
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		0
Trading liabilities	1		0
Short-term borrowings	0		0
Long-term debt	799		1,444
Brokerage payables	0		0
Other liabilities	109		128
Total liabilities	5,103		6,269
Total shareholders' equity	34,774		33,674
Noncontrolling interests	0		0
Total equity	34,774		33,674
Total liabilities and equity	39,877		39,943
Other Group subsidiaries
Assets (CHF million)
Cash and due from banks	(778)		(664)
Interest-bearing deposits with banks	(1,930)		(1,921)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	9		28
Securities received as collateral	0		0
Trading assets	(184)		(195)
Investment securities	1,652		1,508
Other investments	(34,391)		(33,826)
Net loans	9,659		8,376
Premises and equipment	204		203
Goodwill	891		891
Other intangible assets	0		8
Brokerage receivables	1		1
Other assets	(77)		26
Total assets	(24,944)		(25,565)
Liabilities and equity (CHF million)
Due to banks	(3,894)		(4,627)
Customer deposits	9,891		9,271
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		0
Trading liabilities	(71)		(49)
Short-term borrowings	0		0
Long-term debt	177		(142)
Brokerage payables	0		0
Other liabilities	493		922
Total liabilities	6,596		5,375
Total shareholders' equity	(29,784)		(29,403)
Noncontrolling interests	(1,756)		(1,537)
Total equity	(31,540)		(30,940)
Total liabilities and equity	(24,944)		(25,565)